Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)				$ (12,944,628)	$ (3,892,715)	$ (15,127,629)	$ (7,194,038)
Adjustments to reconcile net loss to net cash from operating activities:
Accretion of debt discount				464,780
Noncash impact of lease accounting				145,647	177,051
Other income – Paycheck Protection Program Loan forgiveness					(1,578,500)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization				370,306	263,032	365,097	400,432
Stock-based compensation				624,407	325,935	425,580	417,303
Amortization of debt discount						29,166
Loss on extinguishment of debt						9,484,113
Non-cash impact of lease accounting						205,966	238,456
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities				(1,129,589)
Changes in operating assets and liabilities:
Accounts receivable				156,786	(991,666)	(721,401)	150,102
Inventories				(5,558,996)
Contract assets				409,431	(296,715)	(831,489)	318,719
Other assets				(4,817,187)	(271,597)	(275,759)	2,491
Accounts payable and accrued liabilities				(9,013,681)	738,285	2,287,134	(290,321)
Operating lease liabilities				(241,819)	(269,697)	(330,598)	(350,080)
Contract liabilities					1,482,096	(1,433,370)	1,807,161
Net cash from operating activities				(31,534,543)	(4,314,491)	(5,923,190)	(4,499,775)
Cash Flows From Investing Activities
Additions to property and equipment						(922,487)	(3,246)
Proceeds from short-term investments							999,728
Cash Flows from Investing Activities:
Capital expenditures				(6,805,648)	(597,325)
Proceeds from restricted certificate of deposit					251,421
Net cash from investing activities				(6,805,648)	(345,904)	(922,487)	996,482
Cash Flows from Financing Activities:
Proceeds from notes payable				2,000,000	10,000,000	24,950,000
Proceeds from note payable, related parties							3,000,000
Proceeds from line of credit							750,000
Proceeds from exercise of stock options						35,200
Payments of note payable				(17,850,333)	(361,236)	(484,836)	(460,091)
Proceeds from Paycheck Protection Program Loan					1,578,500
Proceeds from reverse recapitalization with CleanTech Acquisition Corp., net				14,947,875
Proceeds from issuance of common stock for Pipe Investment				31,000,000
Proceeds from issuance of Debentures, net of discount				35,800,000
Payment of transaction costs on equity funding				(12,582,000)
Payments of line of credit							(750,000)
Net cash from financing activities				53,315,542	11,217,264	24,500,364	2,539,909
Net change in cash and cash equivalents				14,975,351	6,556,869	17,654,687	(963,384)
Cash and Cash Equivalents, beginning of year	$ 20,952,867	$ 3,298,180		20,952,867	3,298,180	3,298,180	4,261,564
Cash and Cash Equivalents, end of year			$ 3,298,180	35,928,218	9,855,049	20,952,867	3,298,180
Supplemental cash flow information
Cash paid for interest				2,108,819	21,661	25,909	49,133
Cash paid for taxes
Capital expenditures included in accounts payable				1,773,082
Loan commitment fee						(300,000)
Conversion of convertible debt and accrued interest expense to common stock				14,548,914
Conversion of Series A preferred stock in connection with reverse recapitalization				3,348
Conversion of Series B preferred stock in connection with reverse recapitalization				7,254
Private and Public Warrant Liabilities assumed in reverse recapitalization				5,278,145
CleanTech Acquisition Corp
Cash Flows from Operating Activities:
Net income (loss)	1,155,839		(1,000)			(595,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Transaction costs allocated to warrant liabilities						155,037
Net gain on investments held in Trust Account	(252,815)					(5,428)
Gain on change in fair value of warrant liabilities	(2,917,250)
Change in fair value of warrant liabilities						(1,077,750)
Change in fair value of over-allotment option liability						225,000
Changes in operating assets and liabilities:
Prepaid expenses	43,708					(73,865)
Accounts payable	171,786					153,601
Accrued expenses	989,479		1,000			28,500
Accrued expenses – related party	60,000					53,333
Franchise tax payable	2,800					97,200
Net cash from operating activities	(746,453)					(1,039,814)
Cash Flows from Investing Activities:
Investment of cash in Trust Account						(174,225,000)
Net cash from investing activities						(174,225,000)
Cash Flows from Financing Activities:
Proceeds from promissory note – related party	400,333					188,302
Repayment of promissory note – related party						(188,302)
Payment to related party for cancellation of Founder Shares						(16,667)
Proceeds from initial public offering, net of underwriter’s discount paid						169,050,000
Proceeds from sale of private placement warrants						7,175,000
Payment of offering costs						(466,281)
Proceeds from sale of Founder Shares			25,000			16,667
Net cash from financing activities	400,333		25,000			175,758,719
Net change in cash and cash equivalents	(346,120)		25,000			493,905
Cash and Cash Equivalents, beginning of year	518,905	25,000		$ 518,905	$ 25,000	25,000
Cash and Cash Equivalents, end of year	172,785	25,000	$ 25,000			$ 518,905	$ 25,000
Supplemental cash flow information
Deferred offering costs included in promissory note – related party		182,856
Deferred offering costs included in accrued offering costs		$ 39,067